Intangible Assets (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 10,323
2020	8,572
2021	7,057
2022	4,749
2023	3,546
2024 and thereafter	7,232
Finite-Lived Intangible Assets, Net	$ 41,479	$ 51,011